Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RIVERPARK FUNDS TRUST
Entity Central Index Key	0001494928
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000092087
Shareholder Report [Line Items]
Fund Name	RiverPark Large Growth Fund
Class Name	Retail Class Shares
Trading Symbol	RPXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Retail Class Shares	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
AssetsNet	$ 43,188,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 146
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.7%
Industrials	4.1%
Health Care	11.3%
Financials	12.8%
Consumer Discretionary	13.2%
Communication Services	18.5%
Information Technology	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.3%
Apple	6.3%
Microsoft	6.1%
Amazon.com	5.5%
Meta Platforms, Cl A	4.8%
Eli Lilly	4.6%
Netflix	3.4%
Uber Technologies	3.2%
Shopify, Cl A	3.1%
Walt Disney	2.8%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000092088
Shareholder Report [Line Items]
Fund Name	RiverPark Large Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	RPXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Institutional Class Shares	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 43,188,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 146
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.7%
Industrials	4.1%
Health Care	11.3%
Financials	12.8%
Consumer Discretionary	13.2%
Communication Services	18.5%
Information Technology	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.3%
Apple	6.3%
Microsoft	6.1%
Amazon.com	5.5%
Meta Platforms, Cl A	4.8%
Eli Lilly	4.6%
Netflix	3.4%
Uber Technologies	3.2%
Shopify, Cl A	3.1%
Walt Disney	2.8%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000092090
Shareholder Report [Line Items]
Fund Name	Wedgewood Fund
Class Name	Retail Class Shares
Trading Symbol	RWGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Retail Class Shares	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
AssetsNet	$ 28,886,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 90
InvestmentCompanyPortfolioTurnover	11.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	10.5%
Industrials	10.7%
Communication Services	15.8%
Consumer Discretionary	16.2%
Financials	18.3%
Information Technology	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Visa, Cl A	8.6%
Meta Platforms, Cl A	8.1%
Taiwan Semiconductor Manufacturing ADR	7.9%
Alphabet, Cl A	7.7%
Apple	7.4%
PayPal Holdings	6.2%
Copart	5.5%
UnitedHealth Group	5.5%
Booking Holdings	5.4%
Tractor Supply	5.2%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000092091
Shareholder Report [Line Items]
Fund Name	Wedgewood Fund
Class Name	Institutional Class Shares
Trading Symbol	RWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Institutional Class Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 28,886,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 90
InvestmentCompanyPortfolioTurnover	11.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	10.5%
Industrials	10.7%
Communication Services	15.8%
Consumer Discretionary	16.2%
Financials	18.3%
Information Technology	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Visa, Cl A	8.6%
Meta Platforms, Cl A	8.1%
Taiwan Semiconductor Manufacturing ADR	7.9%
Alphabet, Cl A	7.7%
Apple	7.4%
PayPal Holdings	6.2%
Copart	5.5%
UnitedHealth Group	5.5%
Booking Holdings	5.4%
Tractor Supply	5.2%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000092096
Shareholder Report [Line Items]
Fund Name	RiverPark Short Term High Yield Fund
Class Name	Retail Class Shares
Trading Symbol	RPHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Retail Class Shares	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
AssetsNet	$ 760,923,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,471
InvestmentCompanyPortfolioTurnover	253.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Companies	0.2%
Commercial Paper	0.8%
Convertible Bonds	1.7%
Bank Loan Obligation	2.0%
Preferred Stock	2.3%
Corporate Obligations	90.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CrownRock	5.000%	05/01/29	6.5%
Viridien	8.750%	04/01/27	6.3%
Bausch Health Cos	5.500%	11/01/25	5.0%
DNO	7.875%	09/09/26	4.7%
Mohegan Tribal Gaming Authority	8.000%	02/01/26	4.2%
Chord Energy	6.375%	06/01/26	3.5%
Dana Financing Luxembourg SARL	5.750%	04/15/25	3.1%
Golar LNG	7.000%	10/20/25	3.1%
Genesis Energy LP/Genesis Energy Finance	8.000%	01/15/27	3.0%
Sealed Air	5.500%	09/15/25	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000092097
Shareholder Report [Line Items]
Fund Name	RiverPark Short Term High Yield Fund
Class Name	Institutional Class Shares
Trading Symbol	RPHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Institutional Class Shares	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 760,923,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,471
InvestmentCompanyPortfolioTurnover	253.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Companies	0.2%
Commercial Paper	0.8%
Convertible Bonds	1.7%
Bank Loan Obligation	2.0%
Preferred Stock	2.3%
Corporate Obligations	90.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CrownRock	5.000%	05/01/29	6.5%
Viridien	8.750%	04/01/27	6.3%
Bausch Health Cos	5.500%	11/01/25	5.0%
DNO	7.875%	09/09/26	4.7%
Mohegan Tribal Gaming Authority	8.000%	02/01/26	4.2%
Chord Energy	6.375%	06/01/26	3.5%
Dana Financing Luxembourg SARL	5.750%	04/15/25	3.1%
Golar LNG	7.000%	10/20/25	3.1%
Genesis Energy LP/Genesis Energy Finance	8.000%	01/15/27	3.0%
Sealed Air	5.500%	09/15/25	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000111378
Shareholder Report [Line Items]
Fund Name	RiverPark Long/Short Opportunity Fund
Class Name	Retail Class Shares
Trading Symbol	RLSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Retail Class Shares	$99	2.00%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.00%
AssetsNet	$ 34,583,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 275
InvestmentCompanyPortfolioTurnover	7.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	1.1%
Consumer Staples	3.4%
Industrials	4.8%
Financials	10.3%
Health Care	10.5%
Consumer Discretionary	11.9%
Communication Services	16.9%
Information Technology	28.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.9%
Microsoft	6.6%
Amazon.com	4.3%
Meta Platforms, Cl A	4.1%
Eli Lilly	3.4%
Netflix	3.2%
Uber Technologies	3.0%
Booking Holdings	2.8%
UnitedHealth Group	2.7%
Walt Disney	2.7%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000111377
Shareholder Report [Line Items]
Fund Name	RiverPark Long/Short Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	RLSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Institutional Class Shares	$91	1.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.85%
AssetsNet	$ 34,583,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 275
InvestmentCompanyPortfolioTurnover	7.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	1.1%
Consumer Staples	3.4%
Industrials	4.8%
Financials	10.3%
Health Care	10.5%
Consumer Discretionary	11.9%
Communication Services	16.9%
Information Technology	28.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.9%
Microsoft	6.6%
Amazon.com	4.3%
Meta Platforms, Cl A	4.1%
Eli Lilly	3.4%
Netflix	3.2%
Uber Technologies	3.0%
Booking Holdings	2.8%
UnitedHealth Group	2.7%
Walt Disney	2.7%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000205367
Shareholder Report [Line Items]
Fund Name	RiverPark Floating Rate CMBS Fund
Class Name	Retail Class Shares
Trading Symbol	RCRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Retail Class Shares	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
AssetsNet	$ 32,297,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 76
InvestmentCompanyPortfolioTurnover	8.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	97.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F, TSFR1M + 2.359%	6.678%	10/15/38	6.5%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	6.360%	07/15/41	6.2%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	6.311%	10/15/34	6.2%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	6.069%	02/15/35	6.1%
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C, TSFR1M + 3.493%	7.812%	10/15/39	6.1%
BX Trust, Ser 2024-CNYN, Cl A, TSFR1M + 1.442%	5.761%	04/15/41	5.2%
BX Trust, Ser 2021-RISE, Cl A, TSFR1M + 0.862%	5.181%	11/15/36	5.2%
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A, TSFR1M + 1.641%	5.961%	05/15/41	4.9%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	6.635%	07/15/38	4.6%
BX Trust, Ser 2022-IND, Cl E, TSFR1M + 3.987%	8.306%	04/15/37	4.3%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000205366
Shareholder Report [Line Items]
Fund Name	RiverPark Floating Rate CMBS Fund
Class Name	Institutional Class Shares
Trading Symbol	RCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Institutional Class Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 32,297,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 76
InvestmentCompanyPortfolioTurnover	8.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	97.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F, TSFR1M + 2.359%	6.678%	10/15/38	6.5%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	6.360%	07/15/41	6.2%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	6.311%	10/15/34	6.2%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	6.069%	02/15/35	6.1%
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C, TSFR1M + 3.493%	7.812%	10/15/39	6.1%
BX Trust, Ser 2024-CNYN, Cl A, TSFR1M + 1.442%	5.761%	04/15/41	5.2%
BX Trust, Ser 2021-RISE, Cl A, TSFR1M + 0.862%	5.181%	11/15/36	5.2%
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A, TSFR1M + 1.641%	5.961%	05/15/41	4.9%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	6.635%	07/15/38	4.6%
BX Trust, Ser 2022-IND, Cl E, TSFR1M + 3.987%	8.306%	04/15/37	4.3%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000242920
Shareholder Report [Line Items]
Fund Name	Riverpark/Next Century Growth Fund
Class Name	Retail Class Shares
Trading Symbol	RPNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the Riverpark/Next Century Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Growth Fund, Retail Class Shares	$67	1.40%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.40%
AssetsNet	$ 11,244,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 34
InvestmentCompanyPortfolioTurnover	53.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.5%
Materials	2.4%
Financials	9.9%
Consumer Discretionary	11.4%
Information Technology	21.6%
Health Care	22.9%
Industrials	29.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
RBC Bearings	3.6%
GeneDx Holdings, Cl A	3.4%
Ollie's Bargain Outlet Holdings	3.4%
ExlService Holdings	3.3%
Alignment Healthcare	3.3%
Paymentus Holdings, Cl A	3.2%
Saia	3.0%
Kinsale Capital Group	3.0%
Universal Technical Institute	2.8%
MACOM Technology Solutions Holdings	2.8%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000242919
Shareholder Report [Line Items]
Fund Name	Riverpark/Next Century Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	RPNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Riverpark/Next Century Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Growth Fund, Institutional Class Shares	$55	1.15%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.15%
AssetsNet	$ 11,244,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 34
InvestmentCompanyPortfolioTurnover	53.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.5%
Materials	2.4%
Financials	9.9%
Consumer Discretionary	11.4%
Information Technology	21.6%
Health Care	22.9%
Industrials	29.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
RBC Bearings	3.6%
GeneDx Holdings, Cl A	3.4%
Ollie's Bargain Outlet Holdings	3.4%
ExlService Holdings	3.3%
Alignment Healthcare	3.3%
Paymentus Holdings, Cl A	3.2%
Saia	3.0%
Kinsale Capital Group	3.0%
Universal Technical Institute	2.8%
MACOM Technology Solutions Holdings	2.8%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000247130
Shareholder Report [Line Items]
Fund Name	Riverpark/Next Century Large Growth Fund
Class Name	Retail Class Shares
Trading Symbol	RPNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Retail Class Shares of the Riverpark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Large Growth Fund, Retail Class Shares	$60	1.25%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.25%
AssetsNet	$ 2,580,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.7%
Health Care	4.7%
Consumer Discretionary	8.8%
Industrials	10.9%
Financials	12.3%
Communication Services	12.5%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.8%
Microsoft	7.4%
NVIDIA	6.9%
Amazon.com	5.9%
Alphabet, Cl A	4.4%
Meta Platforms, Cl A	4.1%
Costco Wholesale	3.7%
Intuitive Surgical	3.5%
Progressive	3.5%
Boeing	3.4%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000247129
Shareholder Report [Line Items]
Fund Name	Riverpark/Next Century Large Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	RPNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Riverpark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Large Growth Fund, Institutional Class Shares	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 2,580,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.7%
Health Care	4.7%
Consumer Discretionary	8.8%
Industrials	10.9%
Financials	12.3%
Communication Services	12.5%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.8%
Microsoft	7.4%
NVIDIA	6.9%
Amazon.com	5.9%
Alphabet, Cl A	4.4%
Meta Platforms, Cl A	4.1%
Costco Wholesale	3.7%
Intuitive Surgical	3.5%
Progressive	3.5%
Boeing	3.4%

Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest